Financial Risk Management - Maximum Credit Exposure (Detail) - KRW (₩)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 4,942,367,000,000	₩ 5,749,215,000,000
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,489,850,000,000	2,023,543,000,000
Financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	151,796,000,000	324,263,000,000
Accounts receivable - trade [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,926,903,000,000	2,000,382,000,000
Long-term investment securities [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	2,651,000,000	2,205,000,000
Contract assets [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	188,609,000,000	136,737,000,000
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	872,412,000,000	920,977,000,000
Derivatives hedging instrument [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 310,146,000,000	₩ 341,108,000,000